Equity - Schedule of warrants outstanding and exercisable (Details) - Warrants [Member]	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	3,573,727	1,250,000	250,000
Number of warrants exercisable	3,403,727
Exercise price | $ / shares	$ 22.92	$ 13.25	$ 6.2
May 22, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	250,000
Number of warrants exercisable	80,000
Exercise price | $ / shares	$ 6.2
January 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	1,000,000
Number of warrants exercisable	1,000,000
Exercise price | $ / shares	$ 15
July 12, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	300,000
Number of warrants exercisable	300,000
Exercise price | $ / shares	$ 15.55
May 30, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	1,917,050
Number of warrants exercisable	1,917,050
Exercise price | $ / shares	$ 30
September 15, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	106,677
Number of warrants exercisable	106,677
Exercise price | $ / shares	$ 30